Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Inventory Disclosure [Abstract]
Raw and packaging materials	$ 43,383	$ 41,216
Finished goods	47,122	49,525
Work in progress	26,680	19,250
Purchased products for commercial purposes and other	3,087	7,648
Inventories	$ 120,272	$ 117,639